Consolidated Statements of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 26, 2012	Feb. 27, 2011	Nov. 27, 2011	Nov. 28, 2010	Nov. 29, 2009
Consolidated Statements of Income [Abstract]
Net sales			$ 4,674,426	$ 4,325,908	$ 4,022,854
Licensing revenue			87,140	84,741	82,912
Net revenues	1,164,961	1,120,693	4,761,566	4,410,649	4,105,766
Cost of goods sold	616,167	562,726	2,469,327	2,187,726	2,132,361
Gross profit	548,794	557,967	2,292,239	2,222,923	1,973,405
Selling, general and administrative expenses	438,583	459,093	1,955,846	1,841,562	1,595,317
Operating income	110,211	98,874	336,393	381,361	378,088
Interest expense	(38,573)	(34,866)	(132,043)	(135,823)	(148,718)
Loss on early extinguishment of debt			(248)	(16,587)
Other income (expense), net	1,172	(5,959)	(1,275)	6,647	(39,445)
Income before income taxes	72,810	58,049	202,827	235,598	189,925
Income tax expense	23,513	18,881	67,715	86,152	39,213
Net income	49,297	39,168	135,112	149,446	150,712
Net (income) loss attributable to noncontrolling interest	(79)	1,507	2,841	7,057	1,163
Net income attributable to Levi Strauss & Co.	$ 49,218	$ 40,675	$ 137,953	$ 156,503	$ 151,875